Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15

Tax expense / (benefit)
Swiss
Current	448	459	239
Deferred	37	635	330
Non-Swiss
Current	427	353	476
Deferred	3,227	(642)	(1,943)
Total income tax expense / (benefit) recognized in the income statement	4,139	805	(898)

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Operating profit / (loss) before tax	5,268	4,090	5,489
of which: Swiss	2,057	2,629	3,753
of which: non-Swiss	3,211	1,461	1,736
Income taxes at Swiss tax rate of 21%	1,106	859	1,153
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	211	74	(73)
Tax effects of losses not recognized	168	185	107
Previously unrecognized tax losses now utilized	(358)	(39)	(107)
Non-taxable and lower taxed income	(301)	(353)	(297)
Non-deductible expenses and additional taxable income	591	950	541
Adjustments related to prior years – current tax	(13)	22	29
Adjustments related to prior years – deferred tax	4	2	(48)
Change in deferred tax valuation allowances	(161)	(986)	(2,419)
Adjustments to deferred tax balances arising from changes in tax rates	2,824	19	190
Other items	67	72	27
Income tax expense / (benefit)	4,139	805	(898)

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
CHF million		31.12.17			31.12.16
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	16,934	(11,191)	5,743	24,627	(16,430)	8,197
Temporary differences	5,077	(975)	4,102	6,346	(1,388)	4,958
of which: related to compensation and benefits	1,136	(222)	914	1,420	(208)	1,211
of which: related to trading assets	473	(58)	414	935	(118)	817
of which: related to investments in subsidiaries and goodwill	2,374	0	2,374	2,059	0	2,059
of which: other	1,095	(695)	400	1,932	(1,062)	870
Total deferred tax assets	22,011	(12,166)	9,844	30,973	(17,818)	13,155

Deferred tax liabilities
Goodwill and intangible assets			18			24
Other			34			20
Total deferred tax liabilities			53			44
1 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
CHF million		31.12.17			31.12.16
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	16,934	(11,191)	5,743	24,627	(16,430)	8,197
Temporary differences	5,077	(975)	4,102	6,346	(1,388)	4,958
of which: related to compensation and benefits	1,136	(222)	914	1,420	(208)	1,211
of which: related to trading assets	473	(58)	414	935	(118)	817
of which: related to investments in subsidiaries and goodwill	2,374	0	2,374	2,059	0	2,059
of which: other	1,095	(695)	400	1,932	(1,062)	870
Total deferred tax assets	22,011	(12,166)	9,844	30,973	(17,818)	13,155

Deferred tax liabilities
Goodwill and intangible assets			18			24
Other			34			20
Total deferred tax liabilities			53			44
1 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
CHF million	31.12.17	31.12.16
Within 1 year	167	0
From 2 to 5 years	103	66
From 6 to 10 years	3,185	910
From 11 to 20 years	26,015	32,603
No expiry	16,762	15,899
Total	46,232	49,478

UBS AG
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15

Tax expense / (benefit)
Swiss
Current	402	429	230
Deferred	21	635	329
Non-Swiss
Current	427	350	476
Deferred	3,227	(633)	(1,943)
Total income tax expense / (benefit) recognized in the income statement	4,077	781	(908)

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Operating profit / (loss) before tax	4,998	4,069	5,407
of which: Swiss	1,878	2,607	3,665
of which: non-Swiss	3,120	1,462	1,742
Income taxes at Swiss tax rate of 21%	1,050	854	1,135
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	224	71	(69)
Tax effects of losses not recognized	168	185	107
Previously unrecognized tax losses now utilized	(358)	(39)	(107)
Non-taxable and lower taxed income	(298)	(343)	(273)
Non-deductible expenses and additional taxable income	573	914	519
Adjustments related to prior years – current tax	(13)	22	29
Adjustments related to prior years – deferred tax	5	2	(48)
Change in deferred tax valuation allowances	(161)	(978)	(2,419)
Adjustments to deferred tax balances arising from changes in tax rates	2,824	19	191
Other items	63	72	26
Income tax expense / (benefit)	4,077	781	(908)

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
CHF million		31.12.17			31.12.16
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	16,934	(11,191)	5,743	24,627	(16,430)	8,197
Temporary differences	5,016	(975)	4,040	6,335	(1,388)	4,947
of which: related to compensation and benefits	1,133	(222)	911	1,419	(208)	1,211
of which: related to trading assets	473	(58)	414	935	(118)	817
of which: related to investments in subsidiaries and goodwill	2,327	0	2,327	2,059	0	2,059
of which: other	1,083	(695)	388	1,922	(1,062)	859
Total deferred tax assets	21,949	(12,166)	9,783	30,962	(17,818)	13,144

Deferred tax liabilities
Goodwill and intangible assets			18			24
Other			31			20
Total deferred tax liabilities			49			44
1 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
CHF million		31.12.17			31.12.16
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	16,934	(11,191)	5,743	24,627	(16,430)	8,197
Temporary differences	5,016	(975)	4,040	6,335	(1,388)	4,947
of which: related to compensation and benefits	1,133	(222)	911	1,419	(208)	1,211
of which: related to trading assets	473	(58)	414	935	(118)	817
of which: related to investments in subsidiaries and goodwill	2,327	0	2,327	2,059	0	2,059
of which: other	1,083	(695)	388	1,922	(1,062)	859
Total deferred tax assets	21,949	(12,166)	9,783	30,962	(17,818)	13,144

Deferred tax liabilities
Goodwill and intangible assets			18			24
Other			31			20
Total deferred tax liabilities			49			44
1 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
CHF million	31.12.17	31.12.16
Within 1 year	167	0
From 2 to 5 years	103	66
From 6 to 10 years	3,185	909
From 11 to 20 years	26,015	32,603
No expiry	16,762	15,899
Total	46,232	49,477